Equity Method Investments - Schedule of Equity Method Investments (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended											0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 28, 2012 PTC [Member] USD ($)	Dec. 28, 2012 PTC [Member] CNY	Dec. 28, 2012 PTC GP Management LLC [Member]	Dec. 28, 2012 General Partner [Member]	Dec. 31, 2013 Suzhou Chorus Medical Technologies Co., Ltd [Member]	Dec. 31, 2012 Suzhou Chorus Medical Technologies Co., Ltd [Member]	Dec. 17, 2012 Suzhou Chorus Medical Technologies Co., Ltd [Member] CNY	Aug. 31, 2013 JYADK [Member] CNY	Dec. 31, 2013 JYADK [Member]	Dec. 31, 2012 JYADK [Member] CNY	Dec. 31, 2011 JYADK [Member] CNY	Dec. 31, 2013 BPC [Member]	Dec. 31, 2012 BPC [Member]	Oct. 19, 2012 BPC [Member] CNY	Dec. 28, 2012 MD Anderson Cancer Center Proton Therapy Center [Member]
Schedule of Equity Method Investments [Line Items]
Voting interest acquired														6.00%	27.00%
Equity interest in equity method investment	100.00%	100.00%			44.55%	44.55%	45.00%	1.00%	36.00%	36.00%	36.00%		33.00%	33.00%		25.00%	25.00%	25.00%	44.40%
Purchase price of entity					$ 32,291	201,176					2,400			120	540			25,000
Investments in equity method investees	$ 436	2,640	228,696	540								2,640